Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Current assets:
Cash and cash equivalents	$ 80,274	$ 50,727	$ 206,505	$ 44,853
Accounts receivable, net of allowance for doubtful accounts of $17484 and $22,618 at December 31, 2011 and 2010, respectively	540,602	452,450
Prepaid expenses	34,037	25,828
Inventory and other current assets	228,309	235,047
Total current assets	883,222	764,052
Property, plant and equipment, net	1,507,368	1,313,150
Goodwill	581,379	588,000	482,480
Notes receivable	73,568	69,026
Equity-method investments	72,472	59,322
Intangible and other long-term assets, net	930,136	113,983
Total assets	4,048,145	2,907,533	2,516,665
Current liabilities:
Accounts payable	178,645	110,276
Accrued expenses	197,574	162,044
Income taxes payable	717	2,475
Deferred income taxes	831	29,353
Current portion of decommissioning liabilities	14,956	16,929
Current maturities of long-term debt	810	184,810
Total current liabilities	393,533	505,887
Deferred income taxes	297,458	223,936
Decommissioning liabilities	108,220	100,787
Long-term debt, net	1,685,087	681,635
Other long-term liabilities	110,248	114,737
Stockholders' equity:
Preferred stock of $0.01 par value. Authorized, 5,000,000 shares; none issued
Common stock of $0.001 par value. Authorized, 125,000,000 shares; issued and outstanding 80,425,443 and 78,951,053 shares at December 31, 2011 and 2010, respectively	80	79
Additional paid in capital	447,007	415,278
Accumulated other comprehensive loss, net	(26,936)	(25,700)
Retained earnings	1,033,448	890,894
Total stockholders' equity	1,453,599	1,280,551	1,178,045	1,254,273
Total liabilities and stockholders' equity	$ 4,048,145	$ 2,907,533